PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance		$ 38,980		$ 35,399		$ 67,064
Changes in provisions
Increase in existing provisions		1,330		5,364		3,984
Increase through business combinations		2,106
Used provisions		(1,578)		(1,037)		(2,990)
Increase (decrease) in foreign currency exchange		(1,493)		(609)		(5,163)
Other Increases (Decreases)		(609)		(137)		(27,496)
Total Changes		(244)		3,581		(31,665)
Closing balance		38,736		38,980		35,399
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance		15,123	[1],[2]	11,400	[1],[3]	16,038	[3]
Changes in provisions
Increase in existing provisions		1,314	[2]	5,363	[1]	2,555	[3]
Increase through business combinations	[2]	0
Used provisions		(1,578)	[2]	(998)	[1]	(2,990)	[3]
Increase (decrease) in foreign currency exchange		(1,493)	[2]	(609)	[1]	(5,163)	[3]
Other Increases (Decreases)		(193)	[2]	(33)	[1]	960	[3]
Total Changes		(1,950)	[2]	3,723	[1]	(4,638)	[3]
Closing balance		13,173	[2]	15,123	[1],[2]	11,400	[1],[3]
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance		23,857	[4],[5]	23,999	[4],[6]	51,026	[6]
Changes in provisions
Increase in existing provisions		16	[5]	1	[4]	1,429	[6]
Increase through business combinations	[5]	2,106
Used provisions		0	[5]	(39)	[4]	0	[6]
Increase (decrease) in foreign currency exchange		0	[5]	0	[4]	0	[6]
Other Increases (Decreases)		(416)	[5]	(104)	[4]	(28,456)	[6]
Total Changes		1,706	[5]	(142)	[4]	(27,027)	[6]
Closing balance		$ 25,563	[5]	$ 23,857	[4],[5]	$ 23,999	[4],[6]

[1]	The increase in legal claims is composed mainly of ThU.S.$ 863 and ThU.S.$ 2,255 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits , and ThU.S.$1,490 from Arauco Argentina in connection of fees in lawsuits.
[2]	The increase in legal claims is composed mainly of ThU.S.$908 and ThU.S.$375 Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits .
[3]	The increase in legal claims is composed mainly of ThU.S.$1,558 from Brazilian subsidiaries in connection with civil and labor lawsuits, being the latter the most important. In addition there are ThU.S.$840 from Arauco Argentina in connection with labor lawsuits.
[4]	The change in Other Increases (Decreases) in Other provisions is due to a reverse of the ThU.S.$ 100 corresponding to Arauco Argentina.
[5]	The change in Other Increases (Decreases) in Other provisions is due to a reverse of the provision in Zona Franca Punta Pereira (Uruguay). The increase through business combination corresponds to the acquisition of Arauco Industrias de Paineis.
[6]	The increase of Other Provisions comprises mainly an increase of ThU.S.$1,429 from Arauco Argentina for export duties. While in the Other Increases (Decreases), line item, the reverse of Negative Equity to Arauco Forest Brasil over Novo Oeste by ThU.S.$ 25,290 and Forestal Cholguán over Sercor is reflected by ThU.S.$2,850.